Share-Based Payment Transactions	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Payment Transactions
26.
SHARE-BASED PAYMENT TRANSACTIONS

On July 19, 2016, the shareholders of the Company approved the adoption of the 2016 equity incentive plan (the “2016 Plan”) for the purpose of securing and retaining employees, directors and consultants of the Company, providing incentives for them to exert maximum efforts for the success of the Company and any affiliate and providing means by which such persons may benefit from increases in value of the ordinary shares of the Company.

The 2016 Plan provides for the grant of the following types of share awards: (i) restricted share awards, (ii) share options, (iii) share appreciation rights, (iv) restricted share unit awards, and (v) other share awards.

In connection with the Business Combination, the Apollomics Board adopted the 2023 Incentive Award Plan (as amended from time to time), which is referred to in this Annual Report as the “2023 Incentive Plan” and became effective as of the Closing. The 2023 Incentive Plan allows the Company to make equity and equity-based incentive awards to officers, employees, non-employee directors and consultants and affiliates. The Board anticipates that providing such persons with a direct stake in the Company will assure a closer alignment of the interests of such individuals with the Company’s interests and the interests of its shareholders, thereby stimulating their efforts on the Company’s behalf and strengthening their desire to remain with the Company and its affiliates.

Restricted share awards

Under guidance for share-based compensation, the fair value of the Company’s restricted share awards is based on the grant date fair value of the Company’s Class A Ordinary Shares. During the year ended December 31, 2024, all restricted share awards were granted with no purchase price. The weighted-average grant date fair value of the restricted share awards was nil during the year ended December 31, 2024.

The total expense recognized in the consolidated statements of loss and other comprehensive loss for the restricted shares granted was approximately $39, nil and nil, for the years ended December 31, 2022, 2023 and 2024, respectively.

The following table summarizes the Group’s restricted shares movement during the years ended December 31, 2022, 2023 and 2024:

	2022	2023	2024
	Number of unvested restricted shares	Number of unvested restricted shares	Number of unvested restricted shares
Outstanding at January 1,	80,949	69,302	—
Vested	(11,647)	(69,302)	—
Outstanding at December 31,	69,302	—	—

To present these restricted shares to give effect to the Business Combination of March 29, 2023 at the exchange ratio of 0.071679, these would have been presented as follows:

	2022	2023	2024
	Number of unvested restricted shares	Number of unvested restricted shares	Number of unvested restricted shares
Outstanding at January 1,	10,097	4,967	—
Vested	(5,130)	(4,967)	—
Outstanding at December 31,	4,967	—	—

The range of subscription price for the restricted shares was $0.30 to $1.00 per share. The time-based restricted shares shall be entirely vested ratably on a monthly basis over 48-months vesting period or with 25% be vested on the first anniversary of the vesting inception date and remaining portion vested ratably on a monthly basis over 36-months vesting period. The milestone-based restricted shares will be vested upon achievement of specified performance conditions. The expected vesting period is estimated by the management of the Company based on the most likely outcome of each of the performance condition. During the years ended December 31, 2022, 2023 and 2024, nil, 4,967, and nil milestone-based restricted shares have been vested, respectively.

Share options

The following table discloses movements of the Company’s share options under the 2016 and 2023 Plans held by grantees during the years ended December 31, 2022:

	2022
	Number of Options	Weighted- average exercise price
Outstanding at January 1,	1,550,592	20.300
Granted	115,000	31.000
Exercised	(85,522)	4.600
Forfeited	(220,273)	23.200
Outstanding at December 31,	1,359,797	21.700
Exercisable at the end of the year	676,677

To present the Company's share options to give effect to the Business Combination of March 29, 2023 at the exchange ratio of 0.071679, these share options would have been presented as follows during the years ended December 31, 2022, 2023 and 2024:

	2022		2023		2024
	Number of Options	Weighted- average exercise price	Number of Options	Weighted- average exercise price	Number of Options	Weighted- average exercise price
Outstanding at January 1,	110,972	$283.207	97,296	$302.739	119,072	$462.205
Options granted	8,243	432.484	30,483	963.810	133,999	77.059
Exercised	(6,130)	64.175	(624)	139.682	—	—
Forfeited	(15,789)	323.665	(8,083)	57.005	(55,544)	151.835
Expired	—	—	—	—	(11,160)	3.235
Outstanding at December 31,	97,296	302.739	119,072	462.205	186,367	289.206
Exercisable at the end of the year	48,504		78,595		117,755

No share options granted in the above table under the 2016 Plan will be exercisable after the expiration of 10 years from the date of its grant.

The share options outstanding as of December 31, 2022, 2023 and 2024 had a weighted average remaining contractual life of 7.40 years, 6.25 years, and 5.50 years, respectively. During the years ended December 31, 2022, 2023 and 2024, the weighted average fair value of the share options granted were $20.35 per share, $713.00 per share, and $60.42 per share, respectively. The weighted average fair value of the share options granted during the year ended December 31, 2022 were presented as $20.35 per share before giving effect to the Business Combination of March 29, 2023 at the exchange ratio of 0.071679. The time-based share options will be vested ratably on a monthly basis over a range of a 24 month to 48 month vesting period or with 50% or 25% vested on the first anniversary of the vesting inception date and the remaining portion vested ratably on a monthly basis over the remaining 12 months to 36 months vesting period.

The Option Pricing Model (“OPM”) was used to determine the fair value of the option granted.

The key inputs into the model were as follows:

	Years ended December
	2022	2023	2024
Grant date option fair value per share	$9.33-15.17	$1.00-51.10	—
Exercise price	$31.00	$7.00-72.00	—
Grant date option fair value per share as converted	$130.20-211.60	$14.00-712.70	$60.42
Exercise price as converted	$432.00	$94.00-1,001.00	$77.00
Expected volatility (note i)	75%-77.5%	72.5%	97%
Expected life	6.078 years	6.250 years	5.500 years
Risk-free rate	1.35%-3.98%	3.67%	4.18%
Expected dividend yield	—%	—%	—%

Note: The expected volatility measured at the standard deviation is based on the historical data of the daily share price movement of comparable companies.

The total expense recognized in the consolidated statements of loss and other comprehensive loss for share options and restricted stocks granted under the 2016 and 2023 Plans are approximately $3.5 million, $12.7 million, and $10.9 million, and expenses for consultancy fees of approximately $27, $19, and $56 for the years ended December 31, 2022, 2023 and 2024, respectively.

Restricted stock

There was no restricted stock issued under the 2016 Plan during the years ended December 31, 2023 and 2024. Under the 2023 Plan, the following table discloses movements of the Company’s restricted stock under the 2023 Plan for the year December 31, 2024.

	Year ended December 31, 2024
	Number of restricted stocks	Weighted- average exercise price
Outstanding at January 1, 2024	2,080	$541.00
Restricted stock granted	21,704	81.82
Restricted stock vested	(22,399)	96.07
Restricted stock forfeited	(277)	541.00
Outstanding at December 31, 2024	1,108	$541.00
Exercisable at the end of the year	—